Long-Term Borrowings- Reconciliation of liabilities to cash flows arising from financing activities (Details) - Long-Term Borrowings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Term Borrowings
Balance at beginning of year	$ 52,500	$ 58,500
Change from financing activities:
Proceeds from borrowings	40,000	0
Repayments of borrowings	(46,000)	(6,000)
Total changes from financing activities	(6,000)	(6,000)
Ending Balance	$ 46,500	$ 52,500